Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net (Loss)(5)
2025	$426,269	$430,788	$263,136	$265,394	$0.02	$(3,108,991)
2024	$384,897	$405,709	$242,448	$252,855	$0.08	$(4,112,420)
2023	$376,600	$332,965	$238,300	$216,483	$0.37	$(8,948,731)

Named Executive Officers, Footnote [Text Block]
(1)	Amounts shown reflect total compensation set forth in the Summary Compensation Table for our PEO, Mr. Frelick.

PEO Total Compensation Amount	[1]	$ 426,269	$ 384,897	$ 376,600
CAP Amounts	[2]	$ 430,788	405,709	332,965
Adjustment To PEO Compensation, Footnote [Text Block]

	2025
Adjustments	PEO	Other NEO
SCT Amounts	$426,269	$263,136
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(26,269)	$(13,136)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$30,788	$15,394
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year
Add: Change in incremental fair value of awards modified during the covered fiscal year
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year
CAP Amounts	$430,788	$265,394

Non-PEO NEO Average Total Compensation Amount	[3]	$ 263,136	242,448	238,300
CAP Amounts	[2]	265,394	252,855	216,483
Total Shareholder Return Amount	[4]	0.02	0.08	0.37
Net Income (Loss) Attributable to Parent	[5]	$ (3,108,991)	$ (4,112,420)	$ (8,948,731)
PEO Name		Mr. Frelick	Mr. Frelick	Mr. Frelick
Aggregate Value for Stock Awards and Option Awards Included in SCT Total for the Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards		$ (26,269)
Aggregate Value for Stock Awards and Option Awards Included in SCT Total for the Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards		(13,136)
Fair Value at Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards
Fair Value at Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards
Year-over-year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards
Year-over-year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards
Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards		30,788
Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards		15,394
Change as of the Vesting Date (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During the Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards
Change as of the Vesting Date (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During the Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards
Fair Value at End of Prior Fiscal Year of Awards Granted in Any Prior Fiscal Year That Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards
Fair Value at End of Prior Fiscal Year of Awards Granted in Any Prior Fiscal Year That Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards
Change in Incremental Fair Value of Awards Modified During the Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards
Change in Incremental Fair Value of Awards Modified During the Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards
Dividends or Other Earnings Paid on Awards in the Covered Fiscal Year Prior to Vesting if not Otherwise Included in the Sct Total for the Covered Fiscal Year [member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards
Dividends or Other Earnings Paid on Awards in the Covered Fiscal Year Prior to Vesting if not Otherwise Included in the Sct Total for the Covered Fiscal Year [member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustments for stock awards and option awards

[1]	Amounts shown reflect total compensation set forth in the Summary Compensation Table for our PEO, Mr. Frelick.
[2]	The following table describes the adjustments for fiscal year 2025, each of which is prescribed by SEC rule, to calculate the compensation actually paid (“CAP”) amounts from the summary compensation table (“SCT”) amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. To determine CAP, adjustments below were made to our executive officers’ total compensation. The adjustments made for fiscal year 2024 and our fiscal year ended December 31, 2023 (“fiscal year 2023”) can be found in our proxy statements filed with the SEC on April 23, 2025 and August 8, 2024, respectively.
[3]	Amounts shown reflect average total compensation set forth in the Summary Compensation Table for our NEO, Ms. Walsh.
[4]	Amounts shown reflect the value of a fixed investment of $100 on October 13, 2021, of $7,329.60, our initial listing on Nasdaq, and on January 1, 2022 of $5,068.80, December 30, 2022 of $301.97, December 29, 2023 of $27.12, December 31, 2024 of $5.64 and on December 31, 2025 of $1.45 as quoted by Nasdaq. All amounts have been adjusted for a 1-for-30 reverse stock split effective June 5, 2023, a 1-for-8 reverse stock split effective December 20, 2023 and a 1-for-6 reverse stock split effective June 10, 2025.
[5]	The amounts reported in this column represent net loss reflected in the Company’s audited financial statements for the applicable fiscal year.